DISCONTINUED OPERATIONS - Operating Results (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	$ 1,929	$ 1,908	$ 3,794	$ 3,773
General and administrative expenses	(77)	(63)	(141)	(124)
Interest expense, net	(203)	(233)	(413)	(445)
Equity accounted income (loss)	2	2	3	0	$ 4
Gain on acquisitions/dispositions, net	0	87	0	87
Other income (expense), net	(59)	171	(70)	133
Income (loss) before income tax from continuing operations	(31)	297	(215)	112
Net income (loss)	40	158	(134)	(27)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	0	1,006	0	2,062
Direct operating costs	0	(897)	0	(1,832)
General and administrative expenses	0	(54)	0	(100)
Interest expense, net	0	(74)	0	(141)
Equity accounted income (loss)	0	1	0	0
Gain on acquisitions/dispositions, net	0	0	0	14
Other income (expense), net	0	(26)	0	(45)
Income (loss) before income tax from continuing operations	0	(44)	0	(42)
Current and deferred taxes	0	7	0	2
Net income (loss)	$ 0	$ (37)	$ 0	$ (40)